FT Vest Buffered Allocation Defensive ETF Expense Example, No Redemption - FT Vest Buffered Allocation Defensive ETF - FT Vest Buffered Allocation Defensive ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	$ 1,466